Business Combinations - Narrative (Details) - IH $ in Millions	May 06, 2024 USD ($)	Feb. 20, 2024	Apr. 03, 2023 USD ($)
Business Acquisition [Line Items]
Noncontrolling interest minority stake sale			0.20
Proceeds from Divestiture of Businesses			$ 1,900
noncontrolling interest holder profits interest			3.75
noncontrolling interest holder percent			23
Event vested profit interest and appreciation units			4.5
Subsequent Event
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses	$ 10,100
Sale of Stock, Percentage of Ownership before Transaction		80.00%